Borrowing - Schedule of Borrowing in Respective Balance Sheet (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term secured bank borrowings, current portion	¥ 215,615	¥ 0
Long-term secured bank borrowings, non-current portion	1,938,385	0
Total	¥ 2,154,000	¥ 0